Basis of Presentation and General Information (Details 1) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Basis Of Presentation And General Information [Line Items]
Accounts payable	$ 35,789,564	$ 39,201,642	$ 20,529,469
Accrued expenses	3,427,481	3,839,531	4,484,588
Other current liabilities	1,406,178	2,837,205
Total	$ 40,623,223	$ 45,878,378	$ 27,953,763